Mark to Market Assets and Liabilities for Open Trading Positions	12 Months Ended
Dec. 31, 2017
Mark to Market Assets and Liabilities for Open Trading Positions [Abstract]
MARK TO MARKET ASSETS AND LIABILITIES FOR OPEN TRADING POSITIONS

Note 9 - MARK TO MARKET ASSETS AND LIABILITIES FOR OPEN TRADING POSITIONS

The Company measures the fair values of open trading positions on balance sheet dates, and accrues unrealized gains on open positions in Mark to market assets for open trading positions, and unrealized losses on open positions in Mark to market liabilities for open trading positions. Changes in net unrealized gains or losses are recorded in Trading revenues on the Consolidated Statements of Operations and Comprehensive Income (Loss).